Note 14 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months	Nine Months
Risk-free interest rate	2.85% - 2.90%	1.91% - 2.90%
Dividend yield	0%	0%
Expected term (years)	3.25 - 6.00	3.25 - 6.00
Expected volatility	45.9% - 48.1%	45.8% - 48.5%

	2022			2021
Risk-free interest rate	1.88%	-	4.26%	0.46%	-	.26%
Dividend yield		0%			0%
Expected term (in years)	3.25	–	6	2.5	–	5
Expected volatility	45.8%	-	48.1%	46.0%	-	92.0%

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,395,000	$0.31	4 years, 5 months	$1,591,223
Granted	1,982,500	4.48
Exercised	(453,000)	0.21
Expired	(20,000)	0.17
Outstanding at December 31, 2021	2,904,500	$3.17	4 years, 11 months	$5,195,253
Granted	1,952,000	2.82
Exercised	(264,000)	0.28
Expired	(5,000)	0.35
Forfeited	(35,000)	1.30
Outstanding at December 31, 2022	4,552,500	3.21	6 years, 5 months	$95,397
Exercisable at December 31, 2022	2,196,750	$3.31	4 years, 4 months	$95,397

Schedule of Nonvested Share Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2020	235,000	$0.64	$0.36
Granted	1,982,500	4.48	1.55
Vested	(1,265,000)	4.07	1.35
Nonvested at December 31, 2021	952,500	$4.08	$1.51
Granted	1,952,000	2.82	1.36
Vested	(513,750)	3.90	1.47
Forfeited	(35,000)	1.30	0.62
Nonvested at December 31, 2022	2,355,750	$3.11	$1.32